Income taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income tax expense	$ 47,488	$ 51,215	$ 54,142
Deferred income tax expense	648	2,099	5,499
Income tax expense	$ 48,136	$ 53,314	$ 59,641